PNC Global Investment Servicing

760 Moore Road

King of Prussia, Pennsylvania 19406

October 16, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Tamarack Funds Trust -- File Nos. 333-111986 and 811-21475

Ladies and Gentlemen:

We hereby submit for review, on behalf of the Tamarack Funds Trust (the “Trust”), the enclosed Post-Effective Amendment No. 29 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) which is being filed pursuant to paragraph (a)(2) of Rule 485 under the Securities Act of 1933, as amended.

The Amendment is being filed to seek review of disclosure with respect to a new series of the Trust, which has been designated the RBC Mid Cap Value Fund. The Amendment also reflects certain other changes, including a change in the name of the Trust to the RBC Funds Trust effective on or about November 30, 2009.

Please direct comments regarding this Amendment to the undersigned at (610) 382-8656.

Very truly yours,

/s/ Sandra Adams

Sandra Adams